Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Current trade and other payables
Trade payables	10,116	10,973	7,725
Shares to be issued	10,000	10,000	2,500
Accruals	15,675	13,188	1,321
Related party payable	-	-	-
Payroll liabilities	3,369	3,574	2,077
Sales tax payable	-	-	116
Deferred income	11	10	318
Other creditors	635	184	540
Total current trade and other payables	39,806	37,929	14,597

Non-current other payables
Non-current accrued interest	2,150	-	6,129
Non-current accrued loan and other fees	75	-	314
Total non-current other payables	2,225	-	6,443